Fair Value Measurements - Schedule of Information for NAV Per Share (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 44,747,445	$ 41,675,189
Invesco Stable Value Trust Fund | Fair Value Measured at Net Asset Value Per Share
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 3,472,715	$ 3,703,050
Redemption Notice Period	12 months	12 months
Redemption Frequency	Daily	Daily